Other Balance Sheets Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net:
Property and equipment, gross	$ 449,530	$ 446,903
Accumulated depreciation	(234,496)	(226,240)
Property and equipment, net	215,034	220,663
Office building
Property and equipment, net:
Property and equipment, gross	185,478	190,295
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,118	3,199
Computers and equipment
Property and equipment, net:
Property and equipment, gross	221,600	213,637
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	12,896	13,178
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	7,701	7,950
Others
Property and equipment, net:
Property and equipment, gross	$ 18,737	$ 18,644